Associates and Joint Ventures - Additional Information (Details) £ in Millions, $ in Millions		12 Months Ended
	Jul. 25, 2017	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Tobacco litigation charges		£ 145	$ 192
Associates And Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest acquired	57.80%
Gain on divestment of RAI		£ 0		£ 0	£ 0
Groups Share in Associates and Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Transaction costs					33
Deferred tax charges					18
Restructuring charges					14
Tobacco litigation charges					32
Income related to NPM adjustment					4
Subsidiaries
Disclosure Of Transactions Between Related Parties [Line Items]
Gains (losses) on remeasuring available-for-sale financial assets, before tax					£ (27)
ITC Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest in associates		29.46%	29.46%	29.57%	29.71%	29.71%	29.89%
Gain on disposal of ownership		£ 25		£ 22	£ 29
Adjusting gain net of tax				£ 10
ITC Ltd. | Associates And Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest in associates		29.46%	29.46%	29.57%
Reynolds American Inc.
Disclosure Of Transactions Between Related Parties [Line Items]
Transaction costs | $						$ 125
Restructuring charges | $						79
Tobacco litigation charges | $						162
Income related to NPM adjustment | $						17
Reynolds American Inc. | Other Temporary Differences
Disclosure Of Transactions Between Related Parties [Line Items]
Deferred tax charges | $						$ 51
Groups Share in Associates and Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Gain on divestment of RAI		£ 0		£ 0	£ 23,288